intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2023
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base [1]	Software [1]	and other	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2023		$4,489	$7,522	$498	$535	$13,044	$12,215	$25,259	$9,489	$34,748
Additions		—	109	2	363	474	6	480	—	480
Additions arising from business acquisitions	(b)	836	—	128	—	964	—	964	933	1,897
Assets under construction put into service		—	437	17	(454)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	20	(322)	(52)	—	(354)	3	(351)	—	(351)
Net foreign exchange differences		(45)	(1)	(4)	—	(50)	—	(50)	(43)	(93)
As at June 30, 2023		$5,300	$7,745	$589	$444	$14,078	$12,224	$26,302	$10,379	$36,681
ACCUMULATED AMORTIZATION
As at January 1, 2023		$1,082	$4,713	$225	$—	$6,020	$—	$6,020	$364	$6,384
Amortization		234	508	48	—	790	—	790	—	790
Dispositions, retirements and other		(12)	(329)	(32)	—	(373)	—	(373)	—	(373)
Net foreign exchange differences		(5)	(1)	—	—	(6)	—	(6)	—	(6)
As at June 30, 2023		$1,299	$4,891	$241	$—	$6,431	$—	$6,431	$364	$6,795
NET BOOK VALUE
As at December 31, 2022		$3,407	$2,809	$273	$535	$7,024	$12,215	$19,239	$9,125	$28,364
As at June 30, 2023		$4,001	$2,854	$348	$444	$7,647	$12,224	$19,871	$10,015	$29,886

1	The amounts for customer relationships, software and goodwill arising from business acquisitions for the year ended December 31, 2022, have been adjusted as set out in (c).
2	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

		Individually
		immaterial
(millions)	WillowTree [1]	transactions [1]	Total
Assets
Current assets
Cash	$7	$6	$13
Accounts receivable [2]	84	2	86
Other	3	2	5
	94	10	104
Non-current assets
Property, plant and equipment
Owned assets	20	32	52
Right-of-use lease assets	27	1	28
Intangible assets subject to amortization [3]	947	17	964
	994	50	1,044
Total identifiable assets acquired	1,088	60	1,148
Liabilities
Current liabilities
Accounts payable and accrued liabilities	50	7	57
Income and other taxes payable	16	—	16
Advance billings and customer deposits	5	2	7
Current maturities of long-term debt	126	1	127
	197	10	207
Non-current liabilities
Long-term debt	22	28	50
Deferred income taxes	94	—	94
	116	28	144
Total liabilities assumed	313	38	351
Net identifiable assets acquired	775	22	797
Goodwill	831	102	933
Net assets acquired	$1,606	$124	$1,730
Acquisition effected by way of:
Cash consideration	$1,169	$106	$1,275
Accounts payable and accrued liabilities	—	18	18
Provisions	266	—	266
Issue of shares by a subsidiary to a non-controlling interest [4]	171	—	171
	$1,606	$124	$1,730

1	The purchase price allocation, primarily in respect of customer contracts, related customer relationships and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.
2	The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimate at the acquisition date of the contractual cash flows expected to be collected.
3	Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 15 years; and other intangible assets are expected to be amortized over a period of 4-10 years.
4	The fair value of the TELUS International (Cda) Inc. subordinate voting shares was measured based upon market prices observed at the date of acquisition of control.

Pro forma disclosures

The following pro forma supplemental information represents certain results of operations as if the business acquisitions noted above had been completed at the beginning of the fiscal 2023 year.

	Three months		Six months
Periods ended June 30, 2023 (millions except per share amounts)	As reported [1]	Pro forma [2]	As reported [1]	Pro forma [2]
Operating revenues and other income	$4,946	$4,946	$9,910	$9,916
Net income	$196	$196	$420	$420
Net income per Common Share
Basic	$0.14	$0.14	$0.29	$0.29
Diluted	$0.14	$0.14	$0.29	$0.29

1	Operating revenues and other income and net income (loss) for the three-month period ended June 30, 2023, include: $61 and $(41), respectively, in respect of WillowTree. Operating revenues and other income and net income (loss) for the six-month period ended June 30, 2023, include: $138 and $(69), respectively, in respect of WillowTree.
2	Pro forma amounts for the three-month and six-month periods ended June 30, 2023, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.